Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in securities - current	$ 7,950
Investment in securities - noncurrent	2,371	$ 10,322
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in securities - current	7,950
Investment in securities - noncurrent	2,371	10,322
Total	10,634	10,628
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	313	306
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in securities - current	7,950
Investment in securities - noncurrent	2,371	10,322
Total	10,321	10,322
Fair Value, Measurements, Recurring | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash - time deposits	313	306
Fair Value, Measurements, Recurring | Bank Time Deposits | Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash - time deposits	$ 313	$ 306